Investment Property (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Investment property, beginning	$ 12,666,980	$ 8,121,156
Additions		104,837
Depreciation	(104,858)	(117,496)
Conversion effect (cost)	(3,384,780)	(539,031)
Conversion effect (depreciation)	56,401	8,647
Others increases (decreases)	1,871,555	5,088,867
Sub-Total	(1,561,682)	4,545,824
Investment property, ending	11,105,298	12,666,980
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Investment property, beginning	13,657,880	9,003,207
Investment property, ending	12,144,655	13,657,880
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Investment property, beginning	(990,900)	(882,051)
Investment property, ending	(1,039,357)	(990,900)
Investment Property Land [Member]
IfrsStatementLineItems [Line Items]
Investment property, beginning	9,512,632	6,116,053
Additions
Depreciation
Conversion effect (cost)	(2,476,601)	(395,391)
Conversion effect (depreciation)
Others increases (decreases)	1,392,675	3,791,970
Sub-Total	(1,083,926)	3,396,579
Investment property, ending	8,428,706	9,512,632
Investment Property Land [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Investment property, beginning	9,512,632	6,116,053
Investment property, ending	8,428,706	9,512,632
Investment Property Land [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Investment property, beginning
Investment property, ending
Investment Property Buildings [Member]
IfrsStatementLineItems [Line Items]
Investment property, beginning	3,154,348	2,005,103
Additions		104,837
Depreciation	(104,858)	(117,496)
Conversion effect (cost)	(908,179)	(143,640)
Conversion effect (depreciation)	56,401	8,647
Others increases (decreases)	478,880	1,296,897
Sub-Total	(477,756)	1,149,245
Investment property, ending	2,676,592	3,154,348
Investment Property Buildings [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Investment property, beginning	4,145,248	2,887,154
Investment property, ending	3,715,949	4,145,248
Investment Property Buildings [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Investment property, beginning	(990,900)	(882,051)
Investment property, ending	$ (1,039,357)	$ (990,900)